Intangibles - Purchased Intangibles Associated with the NattyMac Acquisition (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	$ 2,680,000
Amortized Intangible Assets, Accumulated Amortization	(119,917)
Amortized Intangible Assets, Net Carrying Amount	2,560,083
Unamortized Intangible Assets, trade name	1,030,000
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	2,350,000
Amortized Intangible Assets, Accumulated Amortization	(97,917)
Amortized Intangible Assets, Net Carrying Amount	2,252,083
Amortized Intangible Assets, Weighted-Average Useful Lives	8 years
Active Agent List
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	330,000
Amortized Intangible Assets, Accumulated Amortization	(22,000)
Amortized Intangible Assets, Net Carrying Amount	$ 308,000
Amortized Intangible Assets, Weighted-Average Useful Lives	5 years